PIMCO Equity Series VIT

Supplement Dated October 29, 2010 to the

Administrative Class Prospectus, Advisor Class Prospectus and Institutional Class

Prospectus for the PIMCO EqS Pathfinder Portfolio™ (the “Portfolio”),

each dated April 9, 2010

Effective immediately, each reference to the website address of PIMCO Equity Series VIT or the Portfolio is deleted in its entirety and replaced with the following:

http://pvit.pimco-funds.com/

Investors Should Retain This Supplement For Future Reference

PIMCO Equity Series VIT

Supplement Dated October 29, 2010 to the

Statement of Additional Information,

dated April 9, 2010

Effective immediately, each reference to the website address of PIMCO Equity Series VIT or the PIMCO EqS Pathfinder Portfolio™ is deleted in its entirety and replaced with the following:

http://pvit.pimco-funds.com/

Investors Should Retain This Supplement For Future Reference